Label	Element	Value
BARINGS U.S. HIGH YIELD FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BARINGS U.S. HIGH YIELD FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
Barings U.S. High Yield Fund (“U.S. High Yield Fund” or the “Fund”) seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your Financial Intermediary and in “Shareowner Guide – How to Invest in the Fund – Sales Charges – Class A Shares” starting on page 94 of this Prospectus, “Appendix A: Intermediary-Specific Sales Charge Reductions and Waivers” of this Prospectus, and “Programs for Reducing or Eliminating Sales Charges” starting on page 84 of the Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 01, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80.66% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.66%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year and (iii) operating expenses are the lesser of total annual fund operating expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in lower rated U.S. debt securities (“junk” or “high yield” bonds), including securities in default. Debt securities may include, for example, corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government or its agencies or instrumentalities. Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in below investment grade fixed income securities (rated below Baa3 by Moody’s or BBB- by either S&P or Fitch (using the lower rating) or, if unrated, determined by the Manager to be of comparable quality), and at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities of U.S. issuers. The Fund may also invest in convertible securities, preferred stocks, warrants, bank loans, and other fixed income securities, including Rule 144A securities, of both U.S. and non-U.S. issuers. Currently, the Manager does not expect that the Fund will invest more than 20% of its total assets in bank loans. The Fund may invest up to 15% of its total assets in securities that are not denominated in U.S. dollars including, but not limited to, corporate bonds, government and agency issues, Rule 144A securities, convertible securities, bank loans, mortgage-backed, and asset-backed securities.
In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including futures contracts (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments); interest rate swaps (for hedging purposes or as a substitute for direct investments); total return swaps (for hedging purposes); and credit default swaps (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments). Use of derivatives by the Fund may create investment leverage. Derivatives instruments that provide exposure to investment grade fixed-income securities or have economic characteristics similar to such investments may be used to satisfy the Fund’s 80% policy.
The Fund may enter into repurchase agreement transactions. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund may enter into reverse repurchase agreement transactions. Under normal market conditions, the Fund expects to have a dollar-weighted average portfolio maturity ranging from 4 to 10 years. The Fund’s portfolio may include securities with maturities outside this range, and the range may change from time to time.
In selecting the Fund’s investments, the Manager employs a bottom-up, fundamental approach to its credit analysis, which focuses first on a specific issuer’s financial strength, among other things, before considering trends or macro-economic factors. The Manager prefers companies that it believes possess one or more of the following characteristics: strong business position, ability to generate free cash flow to repay debt, favorable capital structure, high level of fixed assets, conservative accounting, and respected management or equity sponsor(s) (such management and sponsors would have a good reputation and/or have had prior positive relations with the Manager).
The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Risk is inherent in all investing. Many factors affect the Fund’s performance. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund involves risks, including Below Investment Grade (High Yield / Junk Bond) Investments Risk, Fixed Income Securities Risk, Interest Rate Risk, and Loan Risk. Summary descriptions of these and other principal risks of investing in the Fund are provided below (in alphabetical order). An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its objective, and investment results may vary substantially over time. An investment in the Fund is not appropriate for all investors.
Below Investment Grade (High Yield/Junk Bond) Instruments Risk. Below investment grade securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.
Cash Position Risk. The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.
Convertible Securities Risk. Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.
Credit Risk. One or more debt obligations in the Fund’s portfolio may decline in price, or fail to pay dividends, interest or principal when due because the issuer of the obligation experiences an actual or perceived decline in its financial status or due to changes in the specific or general market, economic, industry, political, regulatory, public health or other conditions.
Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s), including market risk, liquidity risk, counterparty risk, interest rate risk, credit risk, leverage risk, regulatory risk and management risk. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the Fund. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances, and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial to the Fund. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.
Distressed Securities Risk. The Fund may invest in issuers that are in default at the time of purchase. Issuers in which the Fund may invest may become subject to a bankruptcy reorganization proceeding, subject to some other form of a public or private debt restructuring or otherwise become in default or in significant risk of default in the payment of interest or repayment of principal or trading at prices substantially below other below investment grade debt securities of companies in similar industries. To the extent the Fund is invested in distressed securities, its ability to achieve current income for its shareholders may be diminished. The Fund also is subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.
Fixed Income Securities Risk. The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.
Focus Risk. Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, public health and other conditions, and the Fund’s performance will be affected by the conditions in the industries, sectors, countries, and regions to which the Fund is exposed.
Foreign (Non-U.S.) Investment Risk. The Fund’s investments in foreign issuers involve special risks. For example, the value of these investments may decline in response to unfavorable political and legal developments, unreliable or untimely information, or economic and financial instability. Foreign settlement procedures also may involve additional risks. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
Inflation Risk. The value of assets or income from the Fund’s investments may be less in the future as inflation decreases the value of money.
Leveraging Risk. Instruments and transactions, including derivatives and dollar roll and reverse repurchase agreement transactions, that create leverage may cause the value of an investment in the Fund to be more volatile and all other risks will tend to be compounded.
Liquidity Risk. There is a risk that the Fund could be unable to meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund. The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be disposed of in current market conditions in seven calendar days or less without the disposition significantly changing the market value of the security). Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Some securities may be subject to restrictions on resale. Illiquid securities may be difficult to value. Also, the Fund may not be able to dispose of illiquid securities at a favorable time or price when desired, and the Fund may suffer a loss if forced to sell such securities to meet redemption requests or for other cash needs. Below investment grade loans and other debt securities tend to be less liquid than higher-rated securities. In addition, the Fund’s derivatives investments may be subject to liquidity risk.
Loan Risk. The loans in which the Fund may invest are subject to a number of risks. Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. There can be no assurance that the liquidation of any collateral securing a loan would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. Loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Loans are not as easily purchased or sold as publicly traded securities and there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price of the loan and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain precise valuations of the high yield loans in its portfolio.
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Manager and the sub-adviser apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such techniques and analyses will produce the desired results.
Market Risk. The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health and other conditions, as well as investor perceptions of these conditions. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Mortgage- and Asset-Backed Securities Risk. Investments in mortgage- and asset-backed securities subject the Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments.
Portfolio Turnover Risk. The techniques and strategies contemplated by the Fund might result in a high degree of portfolio turnover. Higher portfolio turnover rates result in corresponding increases in trading costs and can generate short-term capital gains taxable to shareholders as ordinary income when distributed to them.
Preferred Stock Risk. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.
Repurchase Agreement Risk. These transactions must be fully collateralized at all times, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.
U.S. Government Securities Risk. Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities. For securities not backed by the full faith and credit of the U.S. government, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the U.S. government.
Valuation Risk. The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
The Fund is subject to certain other risks, which are described below under “Description of Principal Risks” and “Non-Principal Investment Strategies and Risks.”
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information for the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund commenced operations on October 30, 2015. The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows the Fund’s average annual returns for 1 year and since inception for each class of the Fund and how such returns compare with a broad measure of market performance. The table includes deduction of applicable sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
More up-to-date performance information is available at www.barings.com/funds/mutual-funds (select fund and share class) or by calling 1-855-439-5459.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows the Fund’s average annual returns for 1 year and since inception for each class of the Fund and how such returns compare with a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Bloomberg Barclays U.S. Corporate High Yield Index covers the universe of fixed-rate, non-investment grade debt focusing on corporate U.S. dollar-denominated and non-convertible debt. Indices are unmanaged. It is not possible to invest directly in an index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-439-5459
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.barings.com/funds/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (for calendar years ended December 31) – Class A Shares Before Taxes Applicable sales charges are not reflected
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Before Taxes Applicable sales charges are not reflected
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Applicable sales charges are not reflected
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
More Recent Return Information
1/1/20–9/30/20	(3.30)%
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (1/1/19–3/31/19)	6.46%
Lowest (10/1/18–12/31/18)	(4.86)%

Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.30%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.86%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2019)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes deduction of applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only. After-tax returns for other classes will vary due to the classes having different sales charges and expenses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Applicable sales charges are reflected
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for other classes will vary due to the classes having different sales charges and expenses.

BARINGS U.S. HIGH YIELD FUND | Bloomberg Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.32%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.30%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2015
BARINGS U.S. HIGH YIELD FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Maximum Sales Charge (Load) on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.64%	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Applies only to certain redemptions of shares bought with no initial sales charge. Class A Shares purchased without an initial sales charge in accounts aggregating $500,000 or more are subject to a 1.00% CDSC if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase was made.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	501
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	850
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,223
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,266
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	501
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	850
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,223
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,266
Annual Return 2016	rr_AnnualReturn2016	16.88%
Annual Return 2017	rr_AnnualReturn2017	6.62%
Annual Return 2018	rr_AnnualReturn2018	(2.72%)
Annual Return 2019	rr_AnnualReturn2019	12.68%
1 Year	rr_AverageAnnualReturnYear01	8.18%
Since Inception	rr_AverageAnnualReturnSinceInception	5.97%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2015
BARINGS U.S. HIGH YIELD FUND | Class A Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.65%
Since Inception	rr_AverageAnnualReturnSinceInception	2.89%	[2]
BARINGS U.S. HIGH YIELD FUND | Class A Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.78%
Since Inception	rr_AverageAnnualReturnSinceInception	3.18%	[2]
BARINGS U.S. HIGH YIELD FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Maximum Sales Charge (Load) on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	5.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.31%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	5.56%	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.75%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The CDSC on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no CDSC on Class C Shares thereafter.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 284
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,746
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,226
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,593
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	184
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,746
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,226
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 6,593
1 Year	rr_AverageAnnualReturnYear01	10.83%
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2015
BARINGS U.S. HIGH YIELD FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.36%	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	326
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	593
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,355
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	79
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	326
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	593
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,355
1 Year	rr_AverageAnnualReturnYear01	12.94%
Since Inception	rr_AverageAnnualReturnSinceInception	7.26%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2015
BARINGS U.S. HIGH YIELD FUND | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.35%	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	324
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	589
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,344
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	79
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	324
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	589
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,344
1 Year	rr_AverageAnnualReturnYear01	12.95%
Since Inception	rr_AverageAnnualReturnSinceInception	7.26%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2015

[1]	The Bloomberg Barclays U.S. Corporate High Yield Index covers the universe of fixed-rate, non-investment grade debt focusing on corporate U.S. dollar-denominated and non-convertible debt. Indices are unmanaged. It is not possible to invest directly in an index.
[2]	Since inception of October 30, 2015.
[3]	Applies only to certain redemptions of shares bought with no initial sales charge. Class A Shares purchased without an initial sales charge in accounts aggregating $500,000 or more are subject to a 1.00% CDSC if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase was made.
[4]	The Manager has contractually agreed to waive and/or reimburse fees and/or expenses (excluding distribution and service (12b-1) fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) so that, on an annualized basis, such expenses incurred by each class of shares of the Fund will not exceed 0.75% as a percentage of average daily net assets allocated to each such class. If the Fund incurs fees and/or expenses excluded from waiver and/or reimbursement, or if the Fund’s Board of Trustees specifically approves the exclusion of another expense from the fee reimbursement agreement, the Fund’s expenses may be higher than the fees and/or expenses shown in the table (which reflect the waiver and/or reimbursement). This agreement shall remain in effect at least until November 1, 2021, unless earlier modified or terminated by the Fund’s Board of Trustees. Additional amounts may be voluntarily waived and/or reimbursed from time to time. If, within three years following a waiver or reimbursement, the operating expenses of a share class of the Fund that previously received a waiver or reimbursement from the Manager are less than the expense limit for such share class, the share class is required to repay the Manager up to the amount of fees waived or expenses reimbursed for that share class under the agreement.
[5]	The CDSC on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no CDSC on Class C Shares thereafter.